Revenue - Schedule of Contract Liabilities (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Disclosure of disaggregation of revenue from contracts with customers [line items]
Beginning balance, contract liabilities	$ 175,125
Provided for during the period	123,459
Settled during the period	76,029
Released during the period	45,315
Translation differences and other	(5,168)
Ending balance, contract liabilities	172,072
Current contract liabilities	109,975	$ 112,062
Non-current contract liabilities	62,097	$ 63,063
Sales generated obligation
Disclosure of disaggregation of revenue from contracts with customers [line items]
Beginning balance, contract liabilities	37,034
Provided for during the period	100,974
Settled during the period	76,029
Released during the period	0
Translation differences and other	(767)
Ending balance, contract liabilities	61,212
Current contract liabilities	57,434
Non-current contract liabilities	3,778
Deferred revenue - extended service
Disclosure of disaggregation of revenue from contracts with customers [line items]
Beginning balance, contract liabilities	47,564
Provided for during the period	13,586
Settled during the period	0
Released during the period	12,821
Translation differences and other	(1,316)
Ending balance, contract liabilities	47,013
Current contract liabilities	23,121
Non-current contract liabilities	23,892
Deferred revenue - connected service
Disclosure of disaggregation of revenue from contracts with customers [line items]
Beginning balance, contract liabilities	39,565
Provided for during the period	4,687
Settled during the period	0
Released during the period	3,049
Translation differences and other	(2,117)
Ending balance, contract liabilities	39,086
Current contract liabilities	6,389
Non-current contract liabilities	32,697
Deferred revenue - operating leases & other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Beginning balance, contract liabilities	50,962
Provided for during the period	4,212
Settled during the period	0
Released during the period	29,445
Translation differences and other	(968)
Ending balance, contract liabilities	24,761
Current contract liabilities	23,031
Non-current contract liabilities	$ 1,730